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                         SUPPLEMENT DATED JANUARY 14, 1999
                                   TO PROSPECTUS
                                 DATED MAY 1, 1998
                 GRANDMASTER III FLEXIBLE PREMIUM VARIABLE ANNUITY
                          INTEGRITY LIFE INSURANCE COMPANY



The Table of Fees and Expenses, CONTRACT OWNER TRANSACTION EXPENSES, on page 4 of the Prospectus is hereby amended to read as follows:

Sales Load on Purchases. . . . . . . . . . . . . . . . . . . . . . . .$0
Deferred Sales Load (1). . . . . . . . . . . . . . . . . . . .8% Maximum
Exchange Fee (2) . . . . . . . . . . . . . . . . . . . . . . . . . . .$0
Annual Administrative Charge (3) . . . . . . . . . . . . . . . . . . $30


















THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE READ AND RETAINED.